Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 01, 2012	Jun. 30, 2011
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	DIMC
Entity Registrant Name	DIMECO INC
Entity Central Index Key	0000898037
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		1,599,646
Entity Public Float			$ 46,000,000

CONSOLIDATED BALANCE SHEET (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 5,348	$ 5,831
Interest-bearing deposits in other banks	4,575	4,821
Total cash and cash equivalents	9,923	10,652
Investment securities available for sale	95,619	79,655
Loans (net of unearned income of $3 and $25)	447,254	425,069
Less allowance for loan losses	8,316	7,741
Net loans	438,938	417,328
Premises and equipment	9,997	10,572
Accrued interest receivable	1,805	1,888
Bank-owned life insurance	10,060	9,545
Other real estate owned	3,467	960
Prepaid FDIC insurance	1,093	1,615
Other assets	10,992	9,999
TOTAL ASSETS	581,894	542,214
Deposits:
Noninterest-bearing	52,217	43,067
Interest-bearing	432,067	411,667
Total deposits	484,284	454,734
Short-term borrowings	20,686	13,006
Other borrowed funds	17,618	19,552
Accrued interest payable	542	679
Other liabilities	3,664	3,564
TOTAL LIABILITIES	526,794	491,535
Stockholders' Equity
Common stock, $.50 par value; 5,000,000 shares authorized; 1,653,746 and 1,652,318 shares issued	827	826
Capital surplus	6,451	6,273
Retained earnings	48,193	45,177
Accumulated other comprehensive income	1,696	470
Treasury stock, at cost (54,100 shares)	(2,067)	(2,067)
TOTAL STOCKHOLDERS' EQUITY	55,100	50,679
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 581,894	$ 542,214

CONSOLIDATED BALANCE SHEET (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Loans, unearned income	$ 3	$ 25
Common stock, par value	$ 0.5	$ 0.5
Common stock, shares authorized	5,000,000	5,000,000
Common stock, shares issued	1,653,746	1,652,318
Treasury stock, shares	54,100	54,100

CONSOLIDATED STATEMENT OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest Income
Interest and fees on loans	$ 22,435	$ 22,221	$ 22,366
Federal funds sold		6	7
Investment securities:
Taxable	1,266	1,336	1,194
Exempt from federal income tax	1,209	1,049	938
Other	12	28	12
Total interest income	24,922	24,640	24,517
Interest Expense
Deposits	4,213	6,215	7,531
Short-term borrowings	108	142	122
Other borrowed funds	831	963	1,097
Total interest expense	5,152	7,320	8,750
Net Interest Income	19,770	17,320	15,767
Provision for loan losses	2,875	1,750	1,300
Net Interest Income After Provision for Loan Losses	16,895	15,570	14,467
Noninterest Income
Service charges on deposit accounts	1,022	1,292	1,497
Mortgage loans held for sale gains, net	306	354	601
Investment securities losses, net	(16)	(13)	(142)
Brokerage commissions	720	742	500
Earnings on bank-owned life insurance	439	423	408
Debit card fees	608	523	426
Other income	826	773	668
Total noninterest income	3,905	4,094	3,958
Noninterest Expense
Salaries and employee benefits	6,981	6,667	6,303
Occupancy expense, net	1,143	1,117	1,087
Furniture and equipment expense	427	483	569
Professional fees	818	780	585
Data processing expense	703	713	664
FDIC insurance	565	742	872
Impairment of other real estate owned	726
Other expense	2,722	2,345	2,391
Total noninterest expense	14,085	12,847	12,471
Income before income taxes	6,715	6,817	5,954
Income taxes	1,379	1,658	1,552
NET INCOME	$ 5,336	$ 5,159	$ 4,402
Earnings Per Share:
Basic	$ 3.34	$ 3.24	$ 2.82
Diluted	$ 3.31	$ 3.24	$ 2.79

CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Total	Comprehensive Income	Common Stock	Capital Surplus	Retained Earnings	Accumulated Other Comprehensive Income	Treasury Stock
Beginning Balance at Dec. 31, 2008	$ 44,468		$ 806	$ 5,516	$ 40,160	$ 18	$ (2,032)
Net income	4,402	4,402			4,402
Components of other comprehensive income (loss):
Unrealized gain (loss) on available for sale securities, net of reclassification adjustment, net of tax expense (benefit) of $632 in 2011, ($19) in 2010 and $252 in 2009	489	489				489
Change in net unrealized gain (loss) on investment securities available for sale	583
Realized loss included in net income, net of tax benefit of $5, $4 and $48	94
Total	489
Comprehensive income		4,891
Exercise of stock options (1,428 shares in 2011, 38,440 in 2010 and 2,050 in 2009)	37		1	36
Purchase of treasury stock (1,000 shares)	(35)						(35)
Cash dividends ($1.44 per share)	(2,244)				(2,244)
Ending Balance at Dec. 31, 2009	47,117		807	5,552	42,318	507	(2,067)
Net income	5,159	5,159			5,159
Components of other comprehensive income (loss):
Unrealized gain (loss) on available for sale securities, net of reclassification adjustment, net of tax expense (benefit) of $632 in 2011, ($19) in 2010 and $252 in 2009	(37)	(37)				(37)
Change in net unrealized gain (loss) on investment securities available for sale	(46)
Realized loss included in net income, net of tax benefit of $5, $4 and $48	9
Total	(37)
Comprehensive income		5,122
Exercise of stock options (1,428 shares in 2011, 38,440 in 2010 and 2,050 in 2009)	740		19	721
Cash dividends ($1.44 per share)	(2,300)				(2,300)
Ending Balance at Dec. 31, 2010	50,679		826	6,273	45,177	470	(2,067)
Net income	5,336	5,336			5,336
Components of other comprehensive income (loss):
Unrealized gain (loss) on available for sale securities, net of reclassification adjustment, net of tax expense (benefit) of $632 in 2011, ($19) in 2010 and $252 in 2009	1,226	1,226				1,226
Change in net unrealized gain (loss) on investment securities available for sale	1,215
Realized loss included in net income, net of tax benefit of $5, $4 and $48	11
Total	1,226
Comprehensive income		6,562
Stock compensation expense	130			130
Exercise of stock options (1,428 shares in 2011, 38,440 in 2010 and 2,050 in 2009)	49		1	48
Cash dividends ($1.44 per share)	(2,320)				(2,320)
Ending Balance at Dec. 31, 2011	$ 55,100		$ 827	$ 6,451	$ 48,193	$ 1,696	$ (2,067)

CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Unrealized gain (loss) on available for sale securities, net of reclassification adjustment, tax expense (benefit)	$ 632	$ (19)	$ 252
Exercise of stock options, shares	1,428	38,440	2,050
Purchase of treasury stock, shares			1,000
Cash dividends, per share	$ 1.44	$ 1.44	$ 1.44
Realized loss included in net income, tax benefit	$ 5	$ 4	$ 48

CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activities
Net income	$ 5,336	$ 5,159	$ 4,402
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	2,875	1,750	1,300
Depreciation and amortization	878	1,040	1,138
Amortization (accretion) of premium and discount on investment securities, net	594	366	(217)
Amortization of net deferred loan origination fees	(253)	(161)	(153)
Investment securities losses, net	16	13	142
Origination of loans held for sale	(12,210)	(11,375)	(24,773)
Proceeds from sale of loans	12,516	11,729	25,374
Mortgage loans held for sale gains, net	(306)	(354)	(601)
Impairment of other real estate owned	726
(Increase) decrease in accrued interest receivable	83	(46)	208
Decrease in accrued interest payable	(137)	(401)	(78)
Deferred federal income taxes	(965)	(728)	(338)
Earnings on bank-owned life insurance	(439)	(423)	(408)
(Increase) decrease in prepaid FDIC insurance	522	694	(2,309)
Stock compensation expense	130
Other, net	252	(135)	(810)
Net cash provided by operating activities	9,618	7,128	2,877
Investment securities available for sale:
Proceeds from sales, calls or mergers	7,244	5,478	1,262
Proceeds from maturities or paydown	116,067	239,397	194,694
Purchases	(138,027)	(252,338)	(202,168)
Redemption of Federal Home Loan Bank stock	162	19
Purchase of Federal Home Loan Bank stock	(617)	(3)	(66)
Net increase in loans	(27,552)	(16,007)	(29,380)
Investment in limited partnership	(360)		(2,729)
Purchase of fixed annuity		(1,500)
Purchase of bank-owned life insurance	(141)		(279)
Proceeds from sale of other real estate owned	34	333	687
Purchase of premises and equipment	(191)	(396)	(896)
Net cash used for investing activities	(43,381)	(25,017)	(38,875)
Financing Activities
Net increase in deposits	29,550	11,618	61,127
Increase (decrease) in short-term borrowings	7,680	2,032	(2,697)
Proceeds from other borrowed funds	2,500		1,850
Repayment of other borrowed funds	(4,434)	(4,850)	(4,746)
Purchase of treasury stock			(35)
Proceeds from exercise of stock options	49	740	37
Cash dividends paid	(2,311)	(2,286)	(2,244)
Net cash provided by financing activities	33,034	7,254	53,292
Increase (decrease) in cash and cash equivalents	(729)	(10,635)	17,294
Cash and cash equivalents at beginning of year	10,652	21,287	3,993
Cash and cash equivalents at end of year	$ 9,923	$ 10,652	$ 21,287

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A summary of the significant accounting and reporting policies applied in the presentation of the accompanying financial statements follows:

Nature of Operations and Basis of Presentation

Dimeco, Inc. (the “Company”) is a Pennsylvania company organized as the holding company of The Dime Bank (the “Bank”) and its wholly owned subsidiary, TDB Insurance Services, LLC. The Bank is a state-chartered bank and operates from six locations in northeastern Pennsylvania. The Company and its subsidiary derive substantially all of their income from banking and bank-related services that include interest earnings on residential real estate, commercial mortgage, commercial and consumer financings as well as interest earnings on investment securities. The Company, through its subsidiary, provides deposit services including checking, savings and certificate of deposit accounts and investment and trust services. The Company is supervised by the Federal Reserve Board, while the Bank is subject to regulation and supervision by the Federal Deposit Insurance Corporation (“FDIC”) and the Pennsylvania Department of Banking.

The Consolidated Financial Statements of the Company include its wholly owned subsidiary, the Bank. All inter-company items have been eliminated in preparing the Consolidated Financial Statements. The investment in subsidiary on the parent company financial statements is carried at the parent company’s equity in the underlying net assets of the Bank. Trust department and wealth management assets (other than cash deposits) held by the Bank in fiduciary or agency capacities for its customers are not included in the accompanying Consolidated Balance Sheet, since such items are not assets of the Bank or the Company. In accordance with industry practice, wealth management fees are recorded on a cash basis and approximate the fees that would have been recognized on the accrual basis.

The financial statements have been prepared in conformity with U.S. GAAP. In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the balance sheet date and revenues and expenses for the period. Actual results could differ significantly from those estimates.

Investment Securities

Investment securities are classified at the time of purchase, based on management’s intention and ability, as securities held to maturity or securities available for sale. Debt and equity securities have been classified as available for sale to serve principally as a source of liquidity. Unrealized holding gains and losses for available for sale securities are reported as a separate component of stockholders’ equity, net of tax, until realized. Realized securities gains and losses are computed using the specific identification method and included in non-interest income. Interest and dividends on investment securities are recognized as income when earned.

Securities are periodically reviewed for other than temporary impairment based upon a number of factors. Those factors include, but are not limited to, the length of time and extent to which the market value has been less than cost, the financial condition of the underlying issuer, the ability of the issuer to meet contractual obligations, the likelihood of the security’s ability to recover any decline in its market value and whether management intends to sell and their belief that they will not be required to sell these securities before recovery of their cost basis, which may be at maturity. A decline in value that is considered to be other than temporary is recorded as a loss within noninterest income in the Consolidated Statement of Income.

Common stock of the Federal Home Loan Bank of Pittsburgh (“FHLB”) and the Atlantic Central Bankers Bank (“ACBB”) represents ownership in institutions that are wholly owned by other financial institutions. These securities are accounted for at cost and are classified with other assets.

The Bank is a member of FHLB and as such, is required to maintain a minimum investment in stock of FHLB that varies with the level of advances outstanding with FHLB. The stock is bought from and sold to FHLB based upon its $100 par value. The stock does not have a readily determinable fair value and as such is classified as restricted stock, carried at cost and evaluated for impairment by management. The stock’s value is determined by the ultimate recoverability of the par value rather than by recognizing temporary declines. The determination of whether the par value will ultimately be recovered is influenced by criteria such as the following: (a) the significance of the decline in net assets of FHLB as compared to the capital stock amount and the length of time this situation has persisted (b) commitments by FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance (c) the impact of legislative and regulatory changes on the customer base of FHLB and (d) the liquidity position of FHLB.

FHLB incurred a loss in 2009, resulting in the suspension of dividends and discontinuation of stock redemptions. They have reported net income for both 2010 and the first three quarters of 2011. They recorded other than temporary impairment expenses in each of the last three years associated with the extreme economic conditions in place during those years. In 2011, they allowed some stock redemption; however, have not yet begun to pay dividends. Management evaluated the stock and concluded that the stock was not impaired for the periods presented herein. More consideration was given to the long-term prospects for FHLB as opposed to the recent stress caused by the extreme economic conditions the world is facing. Management also considered that FHLB’s regulatory capital ratios have increased each of the past three years, liquidity appears adequate and new shares of FHLB stock continue to exchange hands at the $100 par value.

Mortgage Loans Held for Sale

In general, fixed rate residential mortgage loans originated by the Bank that qualify for sale in the secondary market are held for sale and are carried at the aggregate lower of cost or market. Such loans sold are generally serviced by the Bank.

Loans

Loans are stated at the principal amount outstanding, net of any unearned income, deferred loan fees and the allowance for loan losses. Interest on consumer loans is credited to operations over the term of each loan using a method which results in a level yield or the simple interest method. Interest income on mortgage loans is accrued on the amortized balance. Interest income on other loans is accrued on the principal amount outstanding. Loan fees which represent an adjustment to interest yield are deferred and amortized over the life of the loan. Loans on which the accrual of interest has been discontinued are designated as nonaccrual loans. Accrual of interest on loans is generally discontinued when it is determined that a reasonable doubt exists as to the collectability of additional interest. When a loan is placed on nonaccrual status, unpaid interest is charged against income. Payments received on nonaccrual loans are either applied to principal or reported as interest income according to management’s judgment as to the collectability of principal. Loans are returned to accrual status when past due interest is collected and the collection of principal is probable.

Allowance for Loan Losses

The allowance for loan losses represents the amount which management estimates is adequate to provide for probable losses inherent in its loan portfolio as of the balance sheet date. The allowance method is used in providing for loan losses. Accordingly, all loan losses are charged to the allowance and all recoveries are credited to it. The allowance for loan losses is established through a provision for loan losses charged to operations. The provision for loan losses is based on management’s periodic evaluation of individual loans, economic factors, past loan loss experience, changes in the composition and volume of the portfolio and other relevant factors. The estimates used in determining the adequacy of the allowance for loan losses, including the amounts and timing of future cash flows expected on impaired loans, are particularly susceptible to changes in the near term.

Historical loss percentages for each risk category are calculated and used as the basis for calculating allowance allocations. Certain qualitative factors are then added to the historical allocation percentage to get the adjusted factor to be applied to non-classified loans. The following qualitative factors are analyzed:

·	Levels of and trends in delinquencies
·	Trends in volume and terms
·	Changes in lending policies and procedures
·	Quality of the loan review function
·	Economic trends
·	Concentrations of credit
·	Experience depth and ability of management
·	Other factors affecting the collectability of the loans

The Company analyzes its loan portfolio each quarter to determine the appropriateness of its allowance for loan losses.

In situations where, for economic or legal reasons related to a borrower's financial difficulties, management may grant a concession for other than an insignificant period of time to the borrower that would not otherwise be considered, the related loan is classified as a troubled debt restructuring (“TDR”). Management strives to identify borrowers in financial difficulty early and work with them to modify to more affordable terms before their loan reaches nonaccrual status. These modified terms may include rate reductions, principal forgiveness, payment forbearance and other actions intended to minimize the economic loss and to avoid foreclosure or repossession of the collateral. In cases where borrowers are granted new terms that provide for a reduction of either interest or principal, management measures any impairment on the restructuring and charges down the principal balance as determined in the analysis. This process is completed for all types of loans. If the loan is a commercial or commercial real estate loan then it is further analyzed to determine if the loan should be classified as impaired. Residential mortgages and consumer loans are generally evaluated to determine a fair value of the collateral when 90 days past due and then are fully or partially charged down to reflect that fair value unless the loan is well secured and in the process of collection. Commercial real estate and commercial loans which are 90 days past due are evaluated in the same manner in the analysis for loan impairment.

Impaired loans are primarily commercial and commercial real estate loan relationships for which it is probable that the Company will not be able to collect all amounts due according to the contractual terms of the loan agreement. The Company individually evaluates such loans for impairment and does not aggregate loans by major risk classifications. The definition of “impaired loans” is not the same as the definition of “nonaccrual loans,” although the two categories overlap. The Company may choose to place a loan on nonaccrual status due to payment delinquency or uncertain collectability, while not classifying the loan as impaired if the loan is not a commercial or commercial real estate loan. Factors considered by management in determining impairment include payment status and collateral value. The amount of impairment for these types of impaired loans is determined by the difference between the present value of the expected cash flows related to the loan, using the original interest rate, and its recorded value, or as a practical expedient in the case of collateralized loans, the difference between the fair value of the collateral and the recorded amount of the loans. When foreclosure is probable, impairment is measured based on the fair value of the collateral.

Mortgage loans on one-to-four family properties and all consumer loans are large groups of smaller-balance homogeneous loans and are measured for impairment collectively. Loans that experience insignificant payment delays, which are defined as 90 days or less, generally are not classified as impaired. Management determines the significance of payment delays on a case-by-case basis taking into consideration all of the circumstances surrounding the loan and the borrower including the length of the delay, the borrower’s prior payment record and the amount of shortfall in relation to the principal and interest owed.

Premises and Equipment

Premises and equipment are stated at cost less accumulated depreciation. Depreciation is principally computed on the straight-line method over the estimated useful lives of the related assets, which range from 3 to 20 years for furniture and equipment and 5 to 31 years for office buildings and improvements. Leasehold improvements are amortized over the shorter of their estimated useful lives or their respective lease terms, which range from 5 to 20 years. Expenditures for maintenance and repairs are charged against income as incurred. Costs of major additions and improvements are capitalized.

Bank-Owned Life Insurance (“BOLI”)

The Company owns insurance on the lives of a certain group of key employees. The policies were purchased to help offset the increase in the costs of various fringe benefit plans including healthcare. The cash surrender value of these policies is included as an asset on the Consolidated Balance Sheet, and any increases in cash surrender value are recorded as noninterest income on the Consolidated Statement of Income. In the event of the death of an insured individual under these policies, the Company would receive a death benefit which would be recorded as noninterest income.

Other Real Estate Owned

Real estate acquired by foreclosure is classified on the Consolidated Balance Sheet at the lower of the recorded investment in the property or its fair value minus estimated costs of sale. Prior to foreclosure, the value of the underlying collateral is written down by a charge to the allowance for loan losses, if necessary. Any subsequent write-downs are charged against operating expenses. Operating expenses of such properties, net of related income and losses on their disposition, are included as other expense.

Income Taxes

The Company and the Bank file a consolidated federal income tax return. Deferred tax assets or liabilities are computed based on the difference between the financial statement and the income tax basis of assets and liabilities using the enacted marginal tax rates. Deferred income tax expenses or benefits are based on the changes in the deferred tax asset or liability from period to period.

Earnings Per Share

The Company provides dual presentation of basic and diluted earnings per share. Basic earnings per share are calculated utilizing net income as reported as the numerator and average shares outstanding as the denominator. The computation of diluted earnings per share differs in that the dilutive effects of any options and non-vested restricted stock grants are adjusted for in the denominator.

Stock Based Compensation

The Company accounts for stock-based compensation issued to employees, and where appropriate non-employees, in accordance with FASB ASC 718, Compensation – Stock Compensation. Under fair value provisions, stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense over the appropriate vesting period using the straight-line method. The amount of stock-based compensation recognized at any date must at least equal the portion of the grant date fair value of the award that is vested at that date and as a result it may be necessary to recognize the expense using a ratable method. Determining the fair value of stock-based awards at the date of grant requires judgment, including estimating the expected term of the stock options and the expected volatility of the Company’s stock. In addition, judgment is required in estimating the amount of stock-based awards that are expected to be forfeited.

If actual results differ significantly from these estimates or different key assumptions were used, it could have a material effect on the Company’s Consolidated Financial Statements.

Mortgage Servicing Rights (“MSRs”)

The Company has agreements for the express purpose of selling loans in the secondary market. The Company maintains servicing rights for most of these loans. MSRs are carried at the lower of cost or estimated fair value. Originated MSRs are recorded by allocating total costs incurred between the loan and servicing rights based on their relative fair values. MSRs are amortized in proportion to the estimated servicing income over the estimated life of the servicing portfolio. MSRs are a component of other assets on the Consolidated Balance Sheet.

Comprehensive Income

The Company is required to present comprehensive income in a full set of general-purpose financial statements for all periods presented. Other comprehensive income is composed of unrealized holding gains (losses) on the available for sale securities portfolio. The Company has elected to report the effects of other comprehensive income as part of the Consolidated Statement of Changes in Stockholders’ Equity.

Cash Flows

The Company has defined cash and cash equivalents as cash and due from banks and interest-bearing deposits in other banks that have original maturities of 90 days or less.

Amounts paid for interest and income taxes and noncash activities are as follows (in thousands):

	2011	2010	2009
Cash paid during the year for:
Interest	$5,289	$7,721	$8,828
Income taxes	$2,042	$2,415	$1,575

Noncash investing activities:
Transfer of loans to other real estate owned	$3,267	$698	$-
Loans to facilitate the sale of other real estate owned	$35	$160	$1,125
Changes in unrealized holding gains and losses on available for sale securities	$1,858	$(56)	$741
Investment purchases not settled	$-	$-	$1,000

Recent Accounting Pronouncements

In April 2011, the FASB issued ASU 2011-02, Receivables (Topic 310): A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring. The amendments in this Update provide additional guidance or clarification to help creditors in determining whether a creditor has granted a concession and whether a debtor is experiencing financial difficulties for purposes of determining whether a restructuring constitutes a troubled debt restructuring. The amendments in this Update are effective for the first interim or annual reporting period beginning on or after June 15, 2011, and should be applied retrospectively to the beginning annual period of adoption. As a result of applying these amendments, an entity may identify receivables that are newly considered impaired. For purposes of measuring impairment of those receivables, an entity should apply the amendments prospectively for the first interim or annual period beginning on or after June 15, 2011. The Company has provided the necessary disclosures in Note 5.

In April 2011, the FASB issued ASU 2011-03, Reconsideration of Effective Control for Repurchase Agreements. The main objective in developing this Update is to improve the accounting for repurchase agreements (repos) and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The amendments in this Update remove from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and (2) the collateral maintenance implementation guidance related to that criterion. The amendments in this Update apply to all entities, both public and nonpublic. The amendments affect all entities that enter into agreements to transfer financial assets that both entitle and obligate the transferor to repurchase or redeem the financial assets before their maturity. The guidance in this Update is effective for the first interim or annual period beginning on or after December 15, 2011 and should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. Early adoption is not permitted. This ASU is not expected to have a significant impact on the Company’s financial statements.

In May 2011, the FASB issued ASU 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in this Update result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. Consequently, the amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. The amendments in this Update are to be applied prospectively. For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011. For nonpublic entities, the amendments are effective for annual periods beginning after December 15, 2011. Early application by public entities is not permitted. The Company is currently evaluating the impact the adoption of the standard will have on the Company’s financial position or results of operations.

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income. The amendments in this Update improve the comparability, clarity, consistency, and transparency of financial reporting and increase the prominence of items reported in other comprehensive income. To increase the prominence of items reported in other comprehensive income and to facilitate convergence of U.S. GAAP and IFRS, the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity was eliminated. The amendments require that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income, and the total of comprehensive income. All entities that report items of comprehensive income, in any period presented, will be affected by the changes in this Update. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. For nonpublic entities, the amendments are effective for fiscal years ending after December 15, 2012, and interim and annual periods thereafter. The amendments in this Update should be applied retrospectively, and early adoption is permitted. This ASU is not expected to have a significant impact on the Company’s financial statements.

In September 2011, the FASB issued ASU 2011-09, Compensation-Retirement Benefits-Multiemployer Plans (Subtopic 715-80). The amendments in this Update will require additional disclosures about an employer’s participation in a multiemployer pension plan to enable users of financial statements to assess the potential cash flow implications relating to an employer’s participation in multiemployer pension plans. The disclosures also will indicate the financial health of all of the significant plans in which the employer participates and assist a financial statement user to access additional information that is available outside the financial statements. For public entities, the amendments in this Update are effective for annual periods for fiscal years ending after December 15, 2011, with early adoption permitted. For nonpublic entities, the amendments are effective for annual periods of fiscal years ending after December 15, 2012, with early adoption permitted. The amendments should be applied retrospectively for all prior periods presented. This ASU is not expected to have a significant impact on the Company’s financial statements.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in this Update affect all entities that have financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement. The requirements amend the disclosure requirements on offsetting in Section 210-20-50. This information will enable users of an entity's financial statements to evaluate the effect or potential effect of netting arrangements on an entity's financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments in the scope of this Update. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. This ASU is not expected to have a significant impact on the Company’s financial statements.

In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. In order to defer only those changes in Update 2011-05 that relate to the presentation of reclassification adjustments, the paragraphs in this Update supersede certain pending paragraphs in Update 2011-05. Entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before Update 2011-05. All other requirements in Update 2011-05 are not affected by this Update, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. Public entities should apply these requirements for fiscal years, and interim periods within those years, beginning after December 15, 2011. Nonpublic entities should begin applying these requirements for fiscal years ending after December 15, 2012, and interim and annual periods thereafter. This ASU is not expected to have a significant impact on the Company’s financial statements.

Reclassification of Comparative Amounts

Certain comparative amounts for prior years have been reclassified to conform to current year presentations. The reclassified amounts did not affect net income or stockholders’ equity.

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE

NOTE 2 - EARNINGS PER SHARE

There are no convertible securities that would affect the numerator in calculating basic and diluted earnings per share; therefore, net income as presented on the Consolidated Statement of Income will be used as the numerator. The following table sets forth the composition of the weighted-average common shares (denominator) used in the basic and diluted earnings per share computation.

	2011	2010	2009
Weighted-average common shares
outstanding	1,652,940	1,646,138	1,612,807
Average treasury stock shares	(54,100)	(54,100)	(53,930)
Weighted-average common shares and common stock equivalents used to calculate basic earnings per share	1,598,840	1,592,038	1,558,877
Additional common stock equivalents (nonvested stock) used to calculate diluted earnings per share	11,052	-	-
Additional common stock equivalents (stock options) used to calculate diluted earnings per share	607	997	21,125
Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share	1,610,499	1,593,035	1,580,002

Options to purchase 74,500 shares of common stock at a price greater than the current market value were outstanding at December 31, 2011 but were not included in the computation of diluted earnings per share because to do so would have been antidilutive. There were no options outstanding at December 31, 2010 and 2009 which would have an antidilutive effect on the earnings per share calculation.

INVESTMENT SECURITIES	12 Months Ended
Dec. 31, 2011
INVESTMENT SECURITIES

NOTE 3 - INVESTMENT SECURITIES

The amortized costs and fair value of investment securities at December 31 are summarized as follows (in thousands):

	2011
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
AVAILABLE FOR SALE
U.S. government agencies	$10,999	$195	$(3)	$11,191
Mortgage-backed securities of government-sponsored entities	28,119	499	(40)	28,578
Collateralized mortgage obligations of government-sponsored entities	5,233	7	(65)	5,175
Obligations of states and political subdivisions:
Taxable	1,440	142	-	1,582
Tax-exempt	31,085	1,425	(2)	32,508
Corporate securities	3,686	400	(4)	4,082
Commercial paper	11,998	-	-	11,998
Total debt securities	92,560	2,668	(114)	95,114

Equity securities of financial institutions	489	62	(46)	505

Total	$93,049	$2,730	$(160)	$95,619

	2010
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
AVAILABLE FOR SALE
U.S. government agencies	$12,696	$107	$(29)	$12,774
Mortgage-backed securities of government-sponsored entities	24,104	218	(48)	24,274
Obligations of states and political subdivisions:
Taxable	1,197	13	(11)	1,199
Tax-exempt	28,026	361	(408)	27,979
Corporate securities	4,265	466	(1)	4,730
Commercial paper	8,099	-	-	8,099
Total debt securities	78,387	1,165	(497)	79,055

Equity securities of financial institutions	557	114	(71)	600

Total	$78,944	$1,279	$(568)	$79,655

The following table shows the Company’s fair value and gross unrealized losses, aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position, at December 31 (in thousands):

	2011
	Less than Twelve Months		Twelve Months or Greater		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses

U.S. government agencies	$348	$2	$456	$1	$804	$3
Mortgage-backed securities of government-sponsored entities	5,678	25	1,407	15	7,085	40
Collateralized mortgage obligations of government-sponsored entities	4,685	65	-	-	4,685	65
Obligations of states and political subdivisions	-	-	300	2	300	2
Corporate securities	236	4	-	-	236	4
Total debt securities	10,947	96	2,163	18	13,110	114

Equity securities of financial institutions	106	12	96	34	202	46

Total	$11,053	$108	$2,259	$52	$13,312	$160

	2010
	Less than Twelve Months		Twelve Months or Greater		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses

U.S. government agencies	$2,892	$28	$474	$1	$3,366	$29
Mortgage-backed securities of government-sponsored entities	7,446	48	-	-	7,446	48
Obligations of states and political subdivisions	10,864	395	223	24	11,087	419
Corporate securities	999	1	-	-	999	1
Total debt securities	22,201	472	697	25	22,898	497

Equity securities of financial institutions	22	1	138	70	160	71

Total	$22,223	$473	$835	$95	$23,058	$568

The Company reviews its position quarterly and has asserted that at December 31, 2011, the declines outlined in the above table represent temporary declines and the Company does not intend to sell and does not believe they will be required to sell these securities before recovery of their cost basis, which may be at maturity. There were 29 and 55 positions that were temporarily impaired at December 31, 2011 and December 31, 2010, respectively. The Company has concluded that the unrealized losses disclosed above are not other than temporary, but are the result of interest rate changes, sector credit ratings changes or company-specific ratings changes that are not expected to result in the non-collection of principal and interest during the period.

The amortized cost and estimated market values of debt securities at December 31, 2011, by contractual maturity, are shown below. Expected maturities of mortgage-backed securities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties (in thousands):

	Available for Sale
	Amortized	Fair
	Cost	Value

Due in one year or less	$21,750	$21,884
Due after one year through five years	27,604	28,179
Due after five years through ten years	21,977	23,103
Due after ten years	21,229	21,948

Total debt securities	$92,560	$95,114

During the fourth quarter of 2009, the Company recorded a transaction wherein a corporate bond held in the available for sale category was exchanged for various securities of the same issuer in conjunction with the reorganization of the issuer. The Company received five corporate bonds and 3,083 shares of common stock in exchange for the corporate bond. All new securities are held in the available for sale category. At the time of transfer, in accordance with GAAP, the Company recorded a pretax loss of $93 on the exchange.

The following table is a summary of proceeds received, gross gains, and gross losses realized on the sale, call and mergers of investment securities (in thousands):

	2011	2010	2009

Proceeds	$7,244	$5,478	$1,262
Gross gains	$46	$24	$52
Gross losses	$3	$6	$101
Other than temporarily impaired expense	$59	$31	$-

Investment securities that were pledged to secure deposits, short-term borrowings and for other purposes as required by law as of December 31 is as follows (in thousands):

	2011	2010

Amortized cost	$81,489	$78,043
Fair value	$83,931	$78,669

LOANS	12 Months Ended
Dec. 31, 2011
LOANS

NOTE 4 - LOANS

Major classifications of loans at December 31 are as follows (in thousands):

	2011	2010

Loans secured by real estate:
Construction and development	$14,571	$12,472
Secured by farmland	3,585	2,590
Secured by 1 - 4 family residential properties:
Revolving, open-end loans secured by 1 - 4 family residential properties	11,215	9,935
All other loans secured by 1 - 4 family residential properties	87,088	81,665
Secured by nonfarm, nonresidential properties	269,248	255,851
Commercial and industrial loans	45,312	44,850
Loans to individuals for household, family, and other personal expenditures:
Ready credit loans	494	582
Other consumer loans	9,327	10,190
Other loans:
Agricultural loans	955	1,771
All other loans	5,459	5,163

Loans, net of unearned income	$447,254	$425,069

Real estate loans serviced for others which are not included in the Consolidated Balance Sheet totaled $111,187 and $109,662 at December 31, 2011 and 2010, respectively.

In the normal course of business, loans are extended to officers and directors, their families and corporations in which they are beneficially interested as stockholders, officers, or directors. A summary of loan activity for those officers and directors with aggregate loan balances in excess of $60,000 for the year ended December 31, 2011, is as follows (in thousands):

		Amounts
2010	Additions	Collected	2011
$14,783	$7,082	$4,625	$17,240

The Company’s primary business activity is with customers located within its local trade area. Generally, the Company grants commercial, residential and personal loans. The Company also selectively funds and purchases commercial and residential loans outside of its local trade area provided such loans meet the Company’s credit policy guidelines. At December 31, 2011 and 2010, the Company had approximately $106 million and $107 million, respectively, of outstanding loans to summer camps and recreational facilities in the northeastern United States. Although the Company has a diversified loan portfolio at December 31, 2011 and 2010, loans outstanding to individuals and businesses are dependent upon the local economic conditions in its immediate trade area.

ALLOWANCE FOR LOAN LOSSES	12 Months Ended
Dec. 31, 2011
ALLOWANCE FOR LOAN LOSSES

NOTE 5 –ALLOWANCE FOR LOAN LOSSES

The total allowance reflects management's estimate of loan losses inherent in the loan portfolio at the balance sheet date. The Company considers the allowance for loan losses of $8,316 adequate to cover loan losses inherent in the loan portfolio. The following tables present by portfolio segment, the allowance for loan losses for the year ended December 31 (in thousands):

	2011
		Construction &	Commercial		Residential
	Commercial	Development	Real Estate	Consumer	Real Estate	Total
Allowance for loan losses:
Beginning balance	$634	$223	$5,719	$194	$971	$7,741
Charge-offs	(272)	-	(1,801)	(206)	(82)	(2,361)
Recoveries	1	-	-	52	8	61
Provision	111	60	2,507	118	79	2,875
Ending balance	$474	$283	$6,425	$158	$976	$8,316

Ending allowance balance:
Loans individually evaluated for impairment	$-	$-	$3,626	$-	$-	$3,626

Loans collectively evaluated for impairment	474	283	2,799	158	976	4,690
Total	$474	$283	$6,425	$158	$976	$8,316

Ending loan balance:
Loans individually evaluated for impairment	$-	$1,105	$16,041	$-	$276	$17,422

Loans collectively evaluated for impairment	51,726	13,466	256,792	9,821	98,027	429,832
Total	$51,726	$14,571	$272,833	$9,821	$98,303	$447,254

	2010
		Construction &	Commercial		Residential
	Commercial	Development	Real Estate	Consumer	Real Estate	Total
Allowance for loan losses:
Beginning balance	$626	$-	$4,548	$171	$908	$6,253
Charge-offs	(35)	-	-	(144)	(138)	(317)
Recoveries	10	-	-	45	-	55
Provision	33	223	1,171	122	201	1,750
Ending balance	$634	$223	$5,719	$194	$971	$7,741

Ending allowance balance:
Loans individually evaluated for impairment	$-	$-	$1,774	$-	$-	$1,774

Loans collectively evaluated for impairment	634	223	3,945	194	971	$5,967
Total	$634	$223	$5,719	$194	$971	$7,741

Ending loan balance:
Loans individually evaluated for impairment	$-	$-	$15,529	$-	$-	$15,529

Loans collectively evaluated for impairment	51,784	12,472	242,912	10,772	91,600	409,540
Total	$51,784	$12,472	$258,441	$10,772	$91,600	$425,069

Changes in the allowance for loan losses are as follows (in thousands):

	2011	2010	2009

Balance, beginning of period	$7,741	$6,253	$5,416
Provision charged to operations	2,875	1,750	1,300
Recoveries charged to allowance	61	55	55
Losses charged to allowance	(2,361)	(317)	(518)

Balance, end of period	$8,316	$7,741	$6,253

Credit Quality Information

The following tables represent credit exposures by assigned grades for the years ended December 31, 2011 and 2010. The grading analysis estimates the capability of the borrower to repay the contractual obligations of the loan agreements as scheduled or at all. The Company's internal credit risk grading system is based on experiences with similarly graded loans.

The Company's internally assigned grades are as follows:

Pass – loans which are protected by the current net worth and paying capacity of the obligor or by the value of the underlying collateral.

Special Mention – loans where a potential weakness or risk exists, which could cause a more serious problem if not corrected.

Substandard – loans that have a well-defined weakness based on objective evidence and are characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected.

Doubtful – loans classified as doubtful have all the weaknesses inherent in a substandard asset. In addition, these weaknesses make collection or liquidation in full highly questionable and improbable, based on existing circumstances.

Loss – loans classified as a loss are considered uncollectable, or of such value that continuance as an asset is not warranted.

Loans are graded by either independent loan review or internal review. Internally reviewed loans were assigned a risk weighting by the loan officer and approved by the loan committee, but have not undergone a formal loan review by an independent party. These loans are typically smaller dollar balances that have not experienced delinquency issues. Balances include gross loan value before unearned income and excluding overdrafts as of December 31 (in thousands):

	2011
	Commercial	Construction & Development	Commercial Real Estate	Consumer	Residential Real Estate	Total
Loans Independently Reviewed:
Pass	$20,136	$1,914	$158,723	$57	$8,172	$189,002
Special Mention	417	1,635	9,021	57	618	11,748
Substandard	2,660	3,531	34,192	50	2,389	42,822
Doubtful	17	-	-	-	-	17
Loss	-	-	-	-	-	-

Total	$23,230	$7,080	$201,936	$164	$11,179	$243,589

Loans Internally Reviewed:
Pass	$28,365	$7,502	$71,850	$9,660	$87,318	$204,695
Special Mention	-	-	-	-	-	-
Substandard	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-

Total	$28,365	$7,502	$71,850	$9,660	$87,318	$204,695

	2010
	Commercial	Construction & Development	Commercial Real Estate	Consumer	Residential Real Estate	Total
Loans Independently Reviewed:
Pass	$17,454	$3,034	$128,114	$54	$6,457	$155,113
Special Mention	307	-	10,806	31	333	11,477
Substandard	2,370	1,774	35,715	8	2,057	41,924
Doubtful	-	-	-	1	-	1
Loss	-	-	-	-	-	-

Total	$20,131	$4,808	$174,635	$94	$8,847	$208,515

Loans Internally Reviewed:
Pass	$31,496	$7,693	$84,709	$10,634	$82,798	$217,330
Special Mention	-	-	-	45	176	221
Substandard	-	-	-	13	-	13
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-

Total	$31,496	$7,693	$84,709	$10,692	$82,974	$217,564

Age Analysis of Past Due Loans by Class

The following is a table which includes an aging analysis of the recorded investment of past due loans as of December 31 including loans which are in nonaccrual status (in thousands):

	2011
	30-59 Days Past Due	60-89 Days Past Due	90 Days Or Greater	Total Past Due	Current	Total Loans	Recorded Investment > 90 Days and Accruing

Commercial	$248	$214	$200	$662	$51,064	$51,726	$163
Construction and development	-	-	-	-	14,571	14,571	-
Commercial real estate	175	1,611	4,526	6,312	266,521	272,833	346
Consumer	180	32	35	247	9,574	9,821	2
Residential real estate	790	191	695	1,676	96,627	98,303	40

Total	$1,393	$2,048	$5,456	$8,897	$438,357	$447,254	$551

	2010
	30-59 Days Past Due	60-89 Days Past Due	90 Days Or Greater	Total Past Due	Current	Total Loans	Recorded Investment > 90 Days and Accruing

Commercial	$487	$139	$580	$1,206	$50,578	$51,784	$580
Construction and development	-	-	-	-	12,472	12,472	-
Commercial real estate	55	2,712	16,044	18,811	239,630	258,441	952
Consumer	128	30	59	217	10,555	10,772	44
Residential real estate	221	241	547	1,009	90,591	91,600	512

Total	$891	$3,122	$17,230	$21,243	$403,826	$425,069	$2,088

Impaired Loans

Management considers commercial loans and commercial real estate loans which are 90 days or more past due as impaired, and if warranted, includes the entire customer relationship in that status. These loans are analyzed to determine if it is probable that all amounts will not be collected according to the contractual terms of the loan agreement. If management determines that the value of the impaired loan is less than the recorded investment in the loan (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), impairment is recognized through an allowance estimate or a charge-off to the allowance.

The following tables include the recorded investment and unpaid principal balances for impaired loans with the associated allowance amount, if applicable, as of December 31 (in thousands):

	2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized

With no related allowance recorded:
Construction and development	$1,105	$1,105	$-	$356	$-
Commercial real estate	6,364	7,314	-	882	-
Residential real estate	276	276	-	64	-

With an allowance recorded:
Commercial real estate	9,677	9,677	3,626	7,529	-

Total:	$17,422	$18,372	$3,626	$8,831	$-

	2010
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized

With no related allowance recorded:
Commercial real estate	$5,775	$5,775	$-	$444	$-

With an allowance recorded:
Commercial real estate	9,754	9,754	1,774	9,822	-

Total:	$15,529	$15,529	$1,774	$10,266	$-

Nonaccrual Loans

Following are the loans, presented by class, on nonaccrual status as of December 31 (in thousands):

	2011	2010

Commercial	$38	$-
Construction and development	1,105	-
Commercial real estate	11,669	15,626
Consumer	48	15
Residential real estate	655	35

Total	$13,515	$15,676

Troubled Debt Restructurings

Loan modifications that are considered troubled debt restructurings completed during the year are as follows (dollars in thousands):

	2011
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

Commercial real estate	5	$9,877	$9,877
Residential real estate	4	421	421

Total	9	$10,298	$10,298

Included in the above table, is a commercial real estate loan originated in the fourth quarter at a below market interest rate to a new borrower who has a stronger financial position. This borrower purchased the property from an existing customer who was experiencing cash flow problems and we believed repayment was doubtful. No additional allowance for loan loss was recorded for this loan; however, we recorded a charge off of the difference in the present value of future cash flows for the interest rate at which the loan was originated and current market interest rate. No principal reduction was made. Other commercial real estate loans were restructured resulting in lowering the payment amount for a period of time and did not include any change in principal balance or interest rate. The residential real estate loans were modified by lowering the stated interest rate on the original loans. No principal reduction was made. Additional interest income of $5 would have been recognized at the original interest rate as compared to the adjusted interest rate on the residential real estate loans.

When a loan is classified as a troubled debt restructuring, we evaluate it for impairment and if necessary include that valuation in the allowance for loan losses.

PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PREMISES AND EQUIPMENT

NOTE 6 - PREMISES AND EQUIPMENT

A summary by asset classification at December 31 is as follows (in thousands):

	2011	2010

Land	$1,641	$1,641
Premises and improvements	10,724	10,628
Furniture and equipment	3,973	4,029
Leasehold improvements	1,699	1,683
Total, at cost	18,037	17,981
Less accumulated depreciation	8,040	7,409

Net premises and equipment	$9,997	$10,572

Depreciation and amortization expense was $766, $789 and $811, in 2011, 2010 and 2009, respectively.

DEPOSITS	12 Months Ended
Dec. 31, 2011
DEPOSITS

NOTE 7 - DEPOSITS

Deposits at December 31 are summarized as follows (in thousands):

	2011	2010

Demand - noninterest-bearing	$52,217	$43,067
Demand - interest-bearing	54,367	45,223
Money market	66,010	66,284
Savings	43,439	40,189
Time deposits of $100,000 or more	156,522	142,170
Other time deposits	111,729	117,801

Total	$484,284	$454,734

The following table summarizes the maturity distribution of time deposits at December 31, 2011 (in thousands):

2012	$196,520
2013	24,114
2014	23,178
2015	13,589
2016	10,850

Total	$268,251

The following table summarizes the maturity distribution of certificates of deposit of $100,000 or more at December 31, 2011 (in thousands):

Three months or less	$36,926
Four through six months	31,888
Seven through twelve months	51,052
Over twelve months	36,656

Total	$156,522

Interest expense on certificates of deposit of $100,000 or more amounted to $1,784, $2,520 and $2,859, for the years ended December 31, 2011, 2010 and 2009, respectively.

Brokered deposits totaled $42,832 and $23,444 for the years ended December 31, 2011 and 2010, respectively.

SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2011
SHORT-TERM BORROWINGS

NOTE 8 - SHORT-TERM BORROWINGS

Short-term borrowings consist of borrowings from FHLB, ACBB, M&T Bank, Federal Reserve Bank of Philadelphia (the “Fed”) and securities sold under agreements to repurchase. Average amounts outstanding during the year represent daily average balances and average interest rates represent interest expense divided by the related average balance.

The outstanding balances and related information for short-term borrowings at December 31 are summarized as follows (in thousands):

	2011		2010
	Amount	Rate	Amount	Rate

Balance at year-end	$20,686	.35%	$13,006	.66%
Average balance outstanding during the year	$21,800	.50%	$17,423	.82%
Maximum amount outstanding at any month-end	$33,157		$23,371

Investment securities with amortized costs of $17,928 and $15,781 and market values of $18,506 and $16,181, respectively, at December 31, 2011 and 2010, were pledged as collateral for the securities sold under agreements to repurchase.

FHLB borrowings are subject to annual renewal, incur no service charges and are secured by a blanket security agreement on certain investment securities, qualifying loans and the Bank’s investment in FHLB stock. At December 31, 2011, the Bank’s remaining borrowing capacity with FHLB was approximately $151 million. The Bank has a line of credit with ACBB in the amount of $7 million that is available on an unsecured basis for periods of fourteen calendar days. The Bank also has an unsecured overnight line of credit with M&T Bank in the amount of $3 million. The Bank has the ability to borrow overnight at the Fed discount window based on the level of collateral pledged. At December 31, 2011 the balance available was approximately $3 million.

OTHER BORROWED FUNDS	12 Months Ended
Dec. 31, 2011
OTHER BORROWED FUNDS

NOTE 9 - OTHER BORROWED FUNDS

FHLB advances consist of separate fixed rate and convertible select-fixed to float rate loans at December 31 as follows (in thousands):

	Maturity Range		Weighted- Average	Stated Interest Rate Range
Description	From	To	Rate	From	To	2011	2010

Fixed rate	09/17/12	09/08/17	2.55%	1.76%	3.87%	$4,000	$4,000

Fixed rate amortizing	11/06/13	01/26/26	4.64%	3.20%	5.55%	13,618	15,552

Total						$17,618	$19,552

The following table represents maturities/repayments and weighted average rates of the remaining FHLB advances (in thousands):

Year Ending December 31,	Maturities/ Repayments	Weighted- Average Rate

2012	$3,521	4.73%
2013	2,071	4.91%
2014	1,551	4.99%
2015	1,359	5.09%
2016	787	5.17%
2017 and beyond	8,329	3.68%

Total	$17,618

DIVIDEND REINVESTMENT AND STOCK PURCHASE PLAN	12 Months Ended
Dec. 31, 2011
DIVIDEND REINVESTMENT AND STOCK PURCHASE PLAN

NOTE 10 - DIVIDEND REINVESTMENT AND STOCK PURCHASE PLAN

The Company maintains a Dividend Reinvestment and Stock Purchase Plan (the “DRP Plan”). Participation is available to all common stockholders. The DRP Plan provides each participant with a simple and convenient method of purchasing additional common shares without payment of any brokerage commission or other service fees.

A participant in the DRP Plan may elect to reinvest dividends on all or part of his or her shares to acquire additional common stock. Participants may also make cash contributions for the purchase of additional shares of common stock. A participant may withdraw from the DRP Plan at any time. The following table represents the number of shares purchased by stockholders through the DRP Plan:

	2011	2010	2009

Shares purchased through dividend reinvestment	21,113	19,805	18,824
Shares purchased through cash contributions	503	-	-

Total shares	21,616	19,805	18,824

EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFITS

NOTE 11 - EMPLOYEE BENEFITS

Retirement Plan

The Bank maintains a section 401(k) employee savings and investment plan for substantially all employees and officers of the Bank. The Bank’s contribution to the plan is based on 100 percent matching of voluntary contributions up to 3 percent and 50 percent matching on the next 2 percent of individual compensation. Additionally, the Bank may contribute a discretionary amount each year. For each of the years of 2011, 2010 and 2009, the Board of Directors authorized an additional 1 percent, 1 percent and 2 percent, respectively, of each eligible employee’s compensation. Employee contributions are vested at all times, and Bank contributions are fully vested after five years. Contributions for 2011, 2010 and 2009 to this plan amounted to $221, $212 and $247, respectively.

Supplemental Retirement Plan

The Bank maintains a Salary Continuation Plan for the certain officers of the Bank to provide guaranteed consecutive postretirement payments totaling a predetermined amount over a ten or fifteen year period. Expenses for the years ended December 31, 2011, 2010 and 2009 amounted to $169, $162 and $156, respectively, and are included as a component of salaries and employee benefits.

Stock Compensations Plans

The Company maintains stock compensation plans for key officers and non-employee directors.

In 2000, the Company approved two plans, a stock incentive plan for key officers and other employees of the Company and the Bank and a stock option plan to grant nonqualified stock options to nonemployee directors of the Company. These plans have expired for purposes of granting new options, however, there are still 26,914 fully vested options outstanding from these plans which will expire in future periods.

On April 22, 2010 the Company adopted the 2010 Equity Incentive Plan (the “Plan”). A total of 125,000 shares of either authorized and unissued shares or authorized shares issued by and subsequently reacquired by the Company shall be issuable under the Plan. The Plan shall terminate on the day preceding the tenth anniversary of the date of shareholder ratification. These awards may be made as incentive stock options, non-qualified stock options or restricted stock grants. Restrictions placed on awards are: 1) a maximum of 25%, or 31,250, of the shares may be issued to directors and 2) up to 25%, or 31,250, of the shares in the Plan may be awarded as restricted stock. Options are granted at no less than the fair value of the Company’s common stock on the date of grant.

During 2011, the Board of Directors granted compensation to officers and directors from the Plan as follows:

	Number of shares	Exercise price

Stock options:
Incentive	52,900	$35.00
Non-qualified	21,600	$35.00
Restricted	24,460	$-

Remaining shares available in Plan	26,040

Stock options and restricted stock granted to directors vest over two years. Stock options and restricted stock granted to officers vest over five years. All stock options expire ten years after the grant. The weighted average period over which these expenses will be recognized is approximately five years for employees and two years for directors.

In accordance with GAAP, the Company began to expense the fair value of all share-based compensation over the requisite service periods. The fair value of both stock options and restricted stock are expensed on a straight-line basis. The Company classifies share-based compensation for employees within “salaries and employee benefits” and for directors within “other expense” on the Consolidated Statement of Income. Additionally, GAAP require the Company to report: 1) the expense associated with the grants as an adjustment to operating cash flows and 2) any benefits of realized tax deductions in excess of previously recognized tax benefits on compensation expense as a financing cash flow.

The estimated fair value of stock options granted in 2011 was calculated using the Black-Sholes pricing model at $2.91 per share using the following weighted assumptions:

Dividend yield	4.4%
Expected volatility	17.44%
Interest rate	1.27%
Expected life of options	6.6 years

As of December 31, 2011, the following was expensed as compensation expense relating to share-based compensation (in thousands):

	Directors	Officers	Total
Stock options	$11	$10	$21
Restricted stock	$40	$41	$81

For 2011, the Company recognized $102 of compensation expense for stock options granted on September 21, 2011 through the 2010 Plan. This expense was unmatched in 2010 and 2009 as all outstanding options prior to the 2011 grant were vested at January 1, 2006.

A tax benefit of $5 was recognized in 2011 and there was no such tax benefit in 2010 or 2009.

As of December 31, 2011, the following is unrecognized compensation expense (in thousands):

	Directors	Officers	Total
Stock options	$52	$143	$195
Restricted stock	$203	$572	$775

A summary of the Company’s stock award activity for year ended December 31 is as follows:

	2011	Weighted- Average Exercise Price	2010	Weighted- Average Exercise Price
Stock options:
Outstanding, beginning of year	28,342	$35.18	66,782	$24.10
Granted	74,500	35.00	-	-
Exercised	(1,428)	34.00	(38,440)	15.93
Forfeited	-	-	-	-

Outstanding, end of year	101,414	$35.06	28,342	$35.18

Exercisable at year-end	26,914	$35.24	28,342	$35.18

	2011	Weighted- Average Grant Date Fair Value
Restricted stock awards:
Nonvested, beginning of year	-	$-
Granted	24,460	35.00
Vested	-	-
Forfeited	-	-

Nonvested, end of year	24,460	$35.00

Total intrinsic value of restricted shares granted		$819,410

The following table summarizes characteristics of stock options outstanding at December 31, 2011:

	Outstanding			Exercisable
Exercise Price	Shares	Average Remaining Life	Average Exercise Price	Shares	Average Exercise Price

$32.55	2,000	1.85	$32.55	2,000	$32.55
$34.00	6,284	3.96	$34.00	6,284	$34.00
$35.00	74,500	9.73	$35.00	-	$-
$35.95	18,630	3.73	$35.95	18,630	$35.95

Total	101,414		Total	26,914

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES

NOTE 12 - INCOME TAXES

Federal income tax expense at December 31 consists of the following (in thousands):

	2011	2010	2009

Currently payable	$2,344	$2,386	$1,890
Deferred taxes	(965)	(728)	(338)

Total provision	$1,379	$1,658	$1,552

The components of the net deferred tax assets and liabilities at December 31 are as follows (in thousands):

	2011	2010
Deferred tax assets:
Allowance for loan losses	$2,827	$2,632
Salary continuation plan	352	312
Mortgage servicing rights	26	35
Nonaccrual loans	468	315
Stock options and grants	26	-
Allowance for loss on other real estate	247	-
Other real estate expense	89	-
Unrealized loss on nonmonetary exchange	43	22
Reorganization on investment securities	29	31
Total	4,107	3,347

Deferred tax liabilities:
Premises and equipment	604	682
Deferred loan origination fees, net	67	86
PA shares tax	34	38
Recapture of previous bad debt	91	160
Partnership investment	104	140
Unrealized gain on investment securities	874	242
Total	1,774	1,348

Net deferred tax assets	$2,333	$1,999

No valuation allowance was established at December 31, 2011 and 2010, in view of the Company’s ability to carryback taxes paid in previous years and certain tax strategies and anticipated future taxable income as evidenced by the Company’s earnings potential.

A reconciliation between the expected statutory income tax rate and the effective income tax rate follows

(in thousands):

	2011		2010		2009
	Amount	% of Pretax Income	Amount	% of Pretax Income	Amount	% of Pretax Income

Provision at statutory rate	$2,283	34.0%	$2,318	34.0%	$2,024	34.0%
Tax-exempt income	(499)	(7.4)	(444)	(6.5)	(428)	(7.2)
BOLI earnings	(147)	(2.2)	(144)	(2.1)	(139)	(2.3)
Nondeductible interest	25	.4	37	.5	52	.9
Partnership investment tax credit	(359)	(5.4)	(155)	(2.3)	-	-
Other, net	76	1.1	46	.7	43	.7

Effective income tax and rate	$1,379	20.5%	$1,658	24.3%	$1,552	26.1%

U.S. GAAP prescribe a recognition threshold and a measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Benefits from tax positions should be recognized in the financial statements only when it is more likely than not that the tax position will be sustained upon examination by the appropriate taxing authority that would have full knowledge of all relevant information. A tax position that meets the more-likely-than-not recognition threshold is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Tax positions that previously failed to meet the more-likely-than-not recognition threshold should be recognized in the first subsequent financial reporting period in which that threshold is met. Previously recognized tax positions that no longer meet the more-likely-than-not recognition threshold should be derecognized in the first subsequent financial reporting period in which that threshold is no longer met.

There is currently no liability for uncertain tax positions and no known unrecognized tax benefits. The Company recognizes, when applicable, interest and penalties related to unrecognized tax benefits in the provision for income taxes in the Consolidated Statement of Income.  The Company’s federal and state income tax returns for taxable years through 2006 have been closed for purposes of examination by the Internal Revenue Service and the Pennsylvania Department of Revenue.

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 13 - COMMITMENTS AND CONTINGENT LIABILITIES

Commitments

In the normal course of business, there are outstanding commitments and contingent liabilities such as commit-ments to extend credit, financial guarantees and letters of credit that are not reflected in the accompanying Consolidated Financial Statements. The Company does not anticipate any losses as a result of these transactions. These instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the Consolidated Balance Sheet. The contractual or notional amounts of those instruments reflect the extent of involvement the Company has in the particular classes of financial instruments.

Financial instruments whose contractual amounts represent credit risk at December 31 are as follows

(in thousands):

	2011	2010

Commitments to extend credit	$71,074	$54,204
Standby letters of credit	$12,127	$11,956

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements.

Standby letters of credit represent conditional commitments issued by the Company to guarantee the performance of a customer to a third party. These instruments are issued primarily to support bid or performance-related contracts. The coverage period for these instruments is typically a one year period with an annual renewal option subject to prior approval by management. Fees earned from the issuance of these letters are recognized at the expiration of the coverage period.

On May 10, 2011, The Company entered into an agreement of limited partnership which would generate low income housing credits for use over a ten year period. The agreement states that the Bank will acquire 10.9% interest in the partnership at a cost of $845. Seven installments that totaled of $360 were made in 2011 with the remaining balance to be paid in 2012.

At December 31, 2011, the minimum rental commitments for all non-cancelable leases are as follows

(in thousands):

2012	$181
2013	94
2014	45
2015	24

Total	$344

Contingent Liabilities

The Company and its subsidiary are involved in various legal actions from the normal course of business activities. Management believes the liability, if any, arising from such actions will not have a material adverse effect on the Company’s financial position.

REGULATORY RESTRICTIONS	12 Months Ended
Dec. 31, 2011
REGULATORY RESTRICTIONS

NOTE 14 - REGULATORY RESTRICTIONS

Cash and Due From Banks

The district Federal Reserve Bank requires the Bank to maintain certain average reserve balances. As of each of the years ended December 31, 2011 and 2010, the Bank had required reserves of $225, composed of vault cash and a depository amount held directly with the Fed.

Dividends

The Pennsylvania Banking Code restricts the availability of capital funds for payment of dividends by all state-chartered banks to the surplus of the Bank. Accordingly, at December 31, 2011, the balance in the capital surplus account totaling approximately $1,756 is unavailable for dividends.

REGULATORY CAPITAL REQUIREMENTS	12 Months Ended
Dec. 31, 2011
REGULATORY CAPITAL REQUIREMENTS

NOTE 15 - REGULATORY CAPITAL REQUIREMENTS

Federal regulations require the Company and the Bank to maintain minimum amounts of capital. Specifically, each is required to maintain certain minimum dollar amounts and ratios of Total and Tier I capital to risk-weighted assets and of Tier I capital to average total assets.

In addition to the capital requirements, the Federal Deposit Insurance Corporation Improvement Act (“FDICIA”) established five capital categories ranging from “well capitalized” to “critically undercapitalized.” Should any institution fail to meet the requirements to be considered “adequately capitalized,” it would become subject to a series of increasingly restrictive regulatory actions.

As of December 31, 2011 and 2010, the FDIC categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be classified as a well capitalized financial institution, Total risk-based, Tier 1 risk-based and Tier 1 Leverage capital ratios must be at least 10 percent, 6 percent and 5 percent, respectively.

The Company’s actual capital ratios at December 31 are presented in the following table, which shows the Company met all regulatory capital requirements. The capital position of the Bank does not differ significantly from the Company’s (in thousands):

	2011		2010
	Amount	Ratio	Amount	Ratio
Total Capital
(to Risk-Weighted Assets)

Actual	$59,418	12.31%	$55,933	12.22%
For capital adequacy purposes	$38,608	8.00%	$36,616	8.00%
To be well capitalized	$48,260	10.00%	$45,770	10.00%

Tier I Capital
(to Risk-Weighted Assets)

Actual	$53,350	11.05%	$50,154	10.96%
For capital adequacy purposes	$19,304	4.00%	$18,308	4.00%
To be well capitalized	$28,956	6.00%	$27,462	6.00%

Tier I Capital
(to Average Assets)

Actual	$53,350	9.60%	$50,154	9.20%
For capital adequacy purposes	$22,235	4.00%	$21,815	4.00%
To be well capitalized	$27,794	5.00%	$27,269	5.00%

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS

NOTE 16 – FAIR VALUE MEASUREMENTS

The following disclosures show the hierarchal disclosure framework associated with the level of pricing observations utilized in measuring assets and liabilities at fair value. The three broad levels defined by U.S. GAAP are as follows:

Level I:	Quoted prices are available in active markets for identical assets or liabilities as of the reported date.

Level II:	Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reported date. The nature of these assets and liabilities include items for which quoted prices are available but traded less frequently, and items that are fair valued using other financial instruments, the parameters of which can be directly observed.

Level III:	Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

This hierarchy requires the use of observable market data when available.

The following tables present the assets reported on the Consolidated Balance Sheet at their fair value as of December 31, by level within the fair value hierarchy. Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement (in thousands):

	2011
	Level 1	Level II	Level III	Total
Assets:
U.S. government agencies	$-	$11,191	$-	$11,191
Mortgage-backed securities of governement-sponsored entities	-	28,578	-	28,578
Collateralized mortgage obligations of government-sponsored entities	-	5,175	-	5,175
Obligations of states and political subdivisions:
Taxable	-	1,582	-	1,582
Tax-exempt	-	32,508	-	32,508
Corporate securities	-	4,082	-	4,082
Commerical paper	11,998	-	-	11,998
Total debt securities	11,998	83,116	-	95,114

Equity securities of financial instituitions	505	-	-	505

Total	$12,503	$83,116	$-	$95,619

	2010
	Level 1	Level II	Level III	Total
Assets:
U.S. government agencies	$-	$12,774	$-	$12,774
Mortgage-backed securities
of governement-sponsored entities	-	24,274	-	24,274
Obligations of states and
political subdivisions:
Taxable	-	1,199	-	1,199
Tax-exempt	-	27,979	-	27,979
Corporate securities	-	4,730	-	4,730
Commerical paper	8,099	-	-	8,099
Total debt securities	8,099	70,956	-	79,055

Equity securities of financial instituitions	610	-	-	610

Total	$8,709	$70,956	$-	$79,665

The following tables present the assets measured on a nonrecurring basis on the Consolidated Balance Sheet at their fair value as of December 31 by level within the fair value hierarchy. Impaired loans that are collateral dependent are written down to fair value through the establishment of specific reserves. Techniques used to value the collateral that secure the impaired loan include: quoted market prices for identical assets classified as Level I inputs and observable inputs, employed by certified appraisers, for similar assets classified as Level II inputs. In cases where valuation techniques included inputs that are unobservable and are based on estimates and assumptions developed by management based on the best information available under each circumstance, the asset valuation is classified as Level III inputs. In Level III evaluations that are dependent on appraised property valuation, management discounts that valuation by the expected cost to sell and an estimate of the decline in market value for appraisals that are greater than one year old. Those valuations are as follows (in thousands):

	2011
	Level 1	Level II	Level III	Total
Assets measured on a nonrecurring basis:
Impaired loans	$-	$-	$13,796	$13,796
Other real estate owned	$673	$-	$2,794	$3,467
Mortgage servicing rights	$-	$-	$540	$540

	2010
	Level 1	Level II	Level III	Total
Assets measured on a nonrecurring basis:
Impaired loans	$-	$13,755	$-	$13,755
Other real estate owned	$-	$960	$-	$960
Mortgage servicing rights	$-	$-	$549	$549

FAIR VALUE DISCLOSURE	12 Months Ended
Dec. 31, 2011
FAIR VALUE DISCLOSURE

NOTE 17 - FAIR VALUE DISCLOSURE

The estimated fair values of the Company’s financial instruments at December 31 are as follows (in thousands):

	2011		2010
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Financial assets:
Cash and cash equivalents	$9,923	$9,923	$10,652	$10,652
Investment securities	$95,619	$95,619	$79,655	$79,655
Fixed annuity	$1,581	$1,581	$1,500	$1,500
Net loans	$438,938	$460,705	$417,328	$434,472
Accrued interest receivable	$1,805	$1,805	$1,888	$1,888
Regulatory stock	$2,180	$2,180	$1,725	$1,725
Bank-owned life insurance	$10,060	$10,060	$9,545	$9,545
Mortgage servicing rights	$540	$540	$549	$549

Financial liabilities:
Deposits	$484,284	$486,913	$454,734	$456,991
Short-term borrowings	$20,686	$20,685	$13,006	$13,006
Other borrowed funds	$17,618	$19,171	$19,552	$20,923
Accrued interest payable	$542	$542	$679	$679

Financial instruments are defined as cash, evidence of ownership interest in an entity, or a contract which creates an obligation or right to receive or deliver cash or another financial instrument from/to a second entity on potentially favorable or unfavorable terms.

Fair value is defined as the amount at which a financial instrument could be exchanged in a current transaction between willing parties other than in a forced or liquidation sale. If a quoted market price is available for a financial instrument, the estimated fair value would be calculated based upon the market price per trading unit of the instrument.

If no readily available market exists, the fair value estimates for financial instruments should be based upon management’s judgment regarding current economic conditions, interest rate risk, expected cash flows, future estimated losses and other factors as determined through various option pricing formulas or simulation modeling. As many of these assumptions result from judgments made by management based upon estimates that are inherently uncertain, the resulting estimated fair values may not be indicative of the amount realizable in the sale of a particular financial instrument. In addition, changes in assumptions on which the estimated fair values are based may have a significant impact on the resulting estimated fair values.

As certain assets such as deferred tax assets and premises and equipment are not considered financial instruments, the estimated fair value of financial instruments would not represent the full value of the Company.

The Company employed simulation modeling in determining the estimated fair value of financial instruments for which quoted market prices were not available based upon the following assumptions:

Cash and cash equivalents, Accrued interest receivable, Regulatory stock and Accrued interest payable

The fair value is equal to the current carrying value.

Investment securities

The fair value of investment securities available for sale is equal to the available quoted market price. If no quoted market price is available, fair value is estimated using the quoted market price for similar securities.

Fixed annuity

The fair value is equal to the current carrying value.

Loans and Mortgage servicing rights

The fair value is estimated by discounting future cash flows using current market inputs at which loans with similar terms and qualities would be made to borrowers of similar credit quality. Where quoted market prices were available, primarily for certain residential mortgage loans, such market rates were utilized as estimates for fair value.

Deposits, Short-term borrowings and Other borrowed funds

The fair values of certificates of deposit and other borrowed funds are based on the discounted value of contractual cash flows. The discount rates are estimated using quoted market rates currently offered for similar instruments with similar remaining maturities. Demand, savings and money market deposit accounts are valued at the amount payable on demand as of year-end.

Bank-owned life insurance

The fair value is equal to the cash surrender value of the life insurance policies.

Commitments to extend credit and Standby letters of credit

These financial instruments are generally not subject to sale and estimated fair values are not readily available. The carrying value, represented by the net deferred fee arising from the unrecognized commitment or letter of credit and the fair value, determined by discounting the remaining contractual fee over the term of the commitment using fees currently charged to enter into similar agreements with similar credit risk, are not considered material for disclosure. The contractual amounts of unfunded commitments and letters of credit are presented in Note 13.

PARENT COMPANY	12 Months Ended
Dec. 31, 2011
PARENT COMPANY

NOTE 18 - PARENT COMPANY

Following are condensed financial statements for the parent company:

CONDENSED BALANCE SHEET

	December 31,
(In thousands)	2011	2010
Assets
Cash and due from banks	$1,125	$1,080
Investment securities available for sale	398	455
Investment in bank subsidiary	53,386	49,025
Other assets	784	704

Total Assets	$55,693	$51,264

Liabilities
Dividends payable	$585	$575
Other liabilities	8	10

Total Liabilities	593	585

Stockholders' Equity	55,100	50,679

Total Liabilities and Stockholders' Equity	$55,693	$51,264

CONDENSED STATEMENT OF INCOME

	Year Ended December 31,
	2011	2010	2009
(In thousands)
Dividends from bank subsidiary	$2,300	$1,500	$800
Dividends on investment securities	12	8	10
Investment securities losses, net	(62)	(37)	(27)
Total income	2,250	1,471	783

Noninterest expense	114	124	92

Net income before undistributed earnings of bank subsidiary and income taxes	2,136	1,347	691

Undistributed earnings of bank subsidiary	3,142	3,758	3,672
Income tax benefit	(58)	(54)	(39)

Net Income	$5,336	$5,159	$4,402

CONDENSED STATEMENT OF CASH FLOWS

	Year Ended December 31,
(In thousands)	2011	2010	2009
Operating Activities
Net income	$5,336	$5,159	$4,402
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed earnings of bank subsidiary	(3,142)	(3,758)	(3,672)
Investment securities losses, net	62	37	27
Other, net	46	(148)	107
Net cash provided by operating activities	2,302	1,290	864

Investing Activities
Purchases of investment securities	-	(28)	(10)
Proceeds from sales merger of investment securities	5	-	-
Net cash provided by (used for) investing activities	5	(28)	(10)

Financing Activities
Purchase of treasury stock	-	-	(35)
Proceeds from exercise of stock options	49	740	37
Cash dividends paid	(2,311)	(2,286)	(2,244)
Net cash used for financing activities	(2,262)	(1,546)	(2,242)

Increase (decrease) in cash and cash equivalents	45	(284)	(1,388)

Cash at beginning of year	1,080	1,364	2,752

Cash at end of year	$1,125	$1,080	$1,364

QUARTERLY DATA (unaudited)	12 Months Ended
Dec. 31, 2011
QUARTERLY DATA (unaudited)

NOTE 19 – QUARTERLY DATA (unaudited)

The Company’s selected quarterly financial data is presented in the following tables (in thousands, except per share data):

	Three Months Ended
	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011

Total interest income	$6,029	$6,141	$6,354	$6,398
Total interest expense	1,381	1,318	1,251	1,202
Net interest income	4,648	4,823	5,103	5,196
Provision for loan losses	425	275	1,300	875
Net interest income after provision for loan losses	4,223	4,548	3,803	4,321
Total noninterest income	954	989	932	1,030
Total noninterest expense	3,597	3,362	3,297	3,829
Income before income taxes	1,580	2,175	1,438	1,522
Income taxes	310	509	256	304

Net income	$1,270	$1,666	$1,182	$1,218

Earnings Per share data:
Basic	$.79	$1.04	$.73	$.76
Diluted	$.79	$1.04	$.73	$.76

Weighted-average shares outstanding:
Basic	1,598,218	1,598,218	1,623,718	1,599,646
Diluted	1,600,252	1,599,205	1,625,183	1,599,903

	Three Months Ended
	March 31, 2010	June 30, 2010	September 30, 2010	December 31, 2010

Total interest income	$6,045	$6,108	$6,233	$6,288
Total interest expense	2,078	2,001	1,737	1,504
Net interest income	3,967	4,107	4,496	4,784
Provision for loan losses	250	330	520	650
Net interest income after provision for loan losses	3,717	3,777	3,976	4,134
Total noninterest income	961	1,093	1,018	988
Total noninterest expense	3,200	3,259	3,248	3,140
Income before income taxes	1,478	1,611	1,746	1,982
Income taxes	376	426	471	385

Net income	$1,102	$1,185	$1,275	$1,597

Earnings Per share:
Basic	$.70	$.74	$.80	$1.00
Diluted	$.70	$.74	$.80	$1.00

Weighted-average shares outstanding:
Basic	1,575,103	1,596,768	1,597,745	1,598,218
Diluted	1,575,150	1,598,818	1,599,302	1,599,933